Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (43)	$ (43)
Noncurrent liabilities	(160,683)	(186,762)
Net Amount Recognized	(160,726)	(186,805)
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets		42
Current liabilities	(436)	(492)
Noncurrent liabilities	(30,501)	(37,570)
Net Amount Recognized	$ (30,937)	$ (38,020)